Related Party Transactions (Details) - Schedule of Related Parties and their Relationships	12 Months Ended
Dec. 31, 2023
Tu Jingyi (“Mr. Tu”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Shareholder of the Company
Guardforce AI Technology Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Holding Company
Guardforce AI Service Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Holding Company
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Controlled by Mr. Tu
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Controlled by Mr. Tu
Nanjing Zhongzhi Yonghao Robot Co., Ltd. [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
Nanchang Zongkun Intelligent Technology Co., Ltd. [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
Sichuan Qiantu Guardforce Robot Technology Co., Ltd. [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd. [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
CSF Mingda Technology Co., Ltd [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Zhongzhi Yonghao Robot Co., Ltd [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Qianban Technology Co., Ltd [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
Guardforce Security Service (Shanghai) Co., Ltd [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Guardforce Qiyun Technology Co., Ltd [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
Shanghai Yongan Security Alarm System Co., Ltd [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu is the majority shareholder of its ultimate holding company
Guardforce Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce Holdings (HK) Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Controlled by Mr. Tu’s father
Guardforce TH Group Company Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu’s father is the majority shareholder
Guardforce Security (Thailand) Company Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce Aviation Security Company Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Perfekt Technology & System Co., Ltd. [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Controlled by Jia Lin, President of the Company